Note 10 - Income Taxes	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE 16. INCOME TAXES

The Company files a consolidated federal income tax return and certain combined state and local income tax returns with its subsidiaries. Income tax expense for the three and nine-month periods ended June 30, 2016 is based on the estimated annual effective tax rate. Each quarter the Company updates its estimate of the annual effective tax rate and records cumulative adjustments as necessary. The effective tax rate for the nine month period ended June 30, 2016 differs from the federal statutory income tax rate principally due to non-deductible expenses and state and local income taxes.

At June 30, 2016, the Company had a net deferred tax asset of $11,801,000, principally comprised of net operating loss carryforwards. Management believes that is more likely than not that its deferred tax assets will be realized and, accordingly, has not provided a valuation allowance against such amount.

NOTE 10. INCOME TAXES

National files a consolidated federal income tax return and certain combined state and local income tax returns with its subsidiaries. Income taxes consist of the following:

2015	Federal	State	Total
Current income tax expense (benefit)	$(93,000)	$23,000	$(70,000)
Deferred income tax expense	233,000	30,000	263,000
Total income tax expense	$140,000	$53,000	$193,000

2014	Federal	State	Total
Current income tax expense	$162,000	$942,000	$1,104,000
Deferred income tax (benefit)	$(11,308,000)	$(617,000)	$(11,925,000)
Total expense (benefit)	$(11,146,000)	$325,000	$(10,821,000)

The income tax provision (benefit) related to pre-tax income vary from the federal statutory rate as follows:

	Years Ended September 30,
	2015	2014
Statutory federal rate	34.0%	34.0%
State income taxes, net of federal income tax benefit	7.3%	3.0%
Permanent differences for tax purposes	9.4%	1.0%
Change in valuation allowance	—%	(176.3)%
Other	(10.4)%	—%
	40.3%	(138.3)%

Significant components of the Company’s net deferred tax assets in the accompanying financial statements are as follows:

	September 30,
	2015	2014
Deferred tax assets (liabilities):
Net operating loss carryforwards	$11,210,000	$11,170,000
Federal AMT credit carryforward	211,000	216,000
Contingent consideration	205,000	—
Fixed assets	169,000	519,000
Stock based compensation	541,000	390,000
Other temporary differences	371,000	274,000
Intangibles	(1,045,000)	(644,000)
Total deferred tax assets	$11,662,000	$11,925,000

At September 30, 2015, the Company had available federal net operating loss carryforwards of approximately $32 million, which includes approximately $6.2 million resulting from the Gilman acquisition, and state net operating loss carryforwards of approximately $5.9 million, principally from the Gilman acquisition that may be applied against future taxable income and expire at various dates between 2020 and 2033. Carryforwards arising from the Gilman acquisition are subject to annual usage limitation under Section 382 of the Internal Revenue Code.

In the fourth quarter of fiscal 2014, after utilization of the Company’s net operating loss carryforward to offset taxable income for 2014 and the corresponding reversal of a portion of the valuation allowance, the remaining valuation allowance of approximately $11,925,000, including $1,809,000 recorded in connection with the acquisition of Gilman, was reversed and recorded as a deferred tax benefit in the consolidated statement of operations. Management’s decision for such reversal was based on income from operations in 2014 as well as recent trends and expectations of future profitability. Based on such available evidence, management concluded that it is more likely than not that it’s deferred tax assets would be realized.

Authoritative guidance for uncertainty in income tax requires the Company to determine whether a tax position is more-likely-than-not to be sustained upon examination by the applicable taxing authority, including the resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is the greater than 50% likely of being realized upon ultimate settlement, which could result in the Company recording a tax liability or reducing a deferred tax asset related to net operating loss carryforwards. The Company reviews and evaluates tax positions in its major jurisdictions and determines whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Company has determined that the guidance for uncertainty in income taxes has no impact on its consolidated financial statements as of September 30, 2015. The Company will recognize tax-related interest and penalties, if applicable, related to liabilities for uncertain tax positions as a component of income tax expense.